N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments March 31, 2018 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (93.8%)

Consumer Discretionary (26.1%)
AMC Networks Inc 5.000% 04/01/2024	$85,000	$83,994
*AMC Entertainment Inc 5.750% 06/15/2025	75,000	73,875
AMC Entertainment Holdings Inc 5.875% 11/15/2026	15,000	14,737
American Axle & Manufacturing Inc 6.625% 10/15/2022	80,000	82,800
American Axle & Manufacturing Inc 6.250% 03/15/2026	90,000	89,298
Boyd Gaming Corp 6.875% 05/15/2023	30,000	31,650
Cinemark USA Inc 4.875% 06/01/2023	85,000	83,920
(5)iHeartCommunications Inc 9.000% 03/01/2021	135,000	106,144
Clear Channel Worldwide Holdings Inc 7.625% 03/15/2020	50,000	49,625
Clear Channel Worldwide Holdings Inc 7.625% 03/15/2020	165,000	164,794
Clear Channel Worldwide Holdings Inc 6.500% 11/15/2022	95,000	96,425
*Clear Channel Worldwide Holdings Inc 6.500% 11/15/2022	380,000	387,866
*Dana Inc 6.000% 09/15/2023	150,000	155,025
DISH Network Corp 3.375% 08/15/2026	50,000	48,160
*DISH DBS Corp 5.875% 07/15/2022	180,000	172,125
DISH DBS Corp 5.000% 03/15/2023	270,000	242,662
DISH DBS Corp 5.875% 11/15/2024	265,000	236,181
DISH DBS Corp 7.750% 07/01/2026	45,000	42,199
TEGNA Inc 6.375% 10/15/2023	15,000	15,580
General Motors Co 4.875% 10/02/2023	135,000	140,875
Goodyear Tire & Rubber Co/The 5.125% 11/15/2023	35,000	35,219
Goodyear Tire & Rubber Co/The 5.000% 05/31/2026	15,000	14,587
Hilton Domestic Operating Co Inc 4.250% 09/01/2024	10,000	9,700
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.625% 04/01/2025	25,000	24,969
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 04/01/2027	10,000	9,887
Hughes Satellite Systems Corp 6.625% 08/01/2026	10,000	9,950
(5)iHeartCommunications Inc 10.625% 03/15/2023	45,000	35,212
Interval Acquisition Corp 5.625% 04/15/2023	70,000	71,575
L Brands Inc 6.750% 07/01/2036	50,000	48,000
Lear Corp 5.250% 01/15/2025	65,000	68,681
*MGM Resorts International 7.750% 03/15/2022	215,000	239,187
MGM Resorts International 6.750% 10/01/2020	30,000	31,875
*MGM Resorts International 5.250% 03/31/2020	30,000	30,753
MGM Resorts International 6.000% 03/15/2023	140,000	147,000
MGM Resorts International 4.625% 09/01/2026	10,000	9,525
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 09/01/2026	15,000	14,325
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 5.625% 05/01/2024	20,000	20,600
MGM Growth Properties Operating Partnership LP / MGP Finance Co Issuer Inc 4.500% 01/15/2028	10,000	9,378
Netflix Inc 4.375% 11/15/2026	10,000	9,450
JC Penney Corp Inc 6.375% 10/15/2036	55,000	34,100
Quebecor Media Inc 5.750% 01/15/2023	205,000	210,125
RHP Hotel Properties LP / RHP Finance Corp 5.000% 04/15/2021	160,000	161,200
Regal Entertainment Group 5.750% 06/15/2023	10,000	10,340
Regal Entertainment Group 5.750% 03/15/2022	55,000	56,512
Service Corp International/US 7.500% 04/01/2027	135,000	155,284
Service Corp International/US 5.375% 05/15/2024	15,000	15,586
Tempur Sealy International Inc 5.625% 10/15/2023	70,000	70,231
Tempur Sealy International Inc 5.500% 06/15/2026	80,000	77,000
Tenneco Inc 5.000% 07/15/2026	35,000	33,960
VICI Properties 1 LLC / VICI FC Inc 8.000% 10/15/2023	73,843	81,781
Vista Outdoor Inc 5.875% 10/01/2023	135,000	125,887
Zayo Group LLC / Zayo Capital Inc 6.375% 05/15/2025	70,000	72,450
Zayo Group LLC / Zayo Capital Inc 6.000% 04/01/2023	65,000	66,787
(1)Neiman Marcus Group LTD LLC - 144A 8.750% (9.500%) 10/15/2021	83,800	53,003
Altice Luxembourg SA - 144A 7.750% 05/15/2022	200,000	185,748
American Axle & Manufacturing Inc 6.250% 04/01/2025	50,000	49,875
American Axle & Manufacturing Inc 6.500% 04/01/2027	45,000	45,000
Arch Merger Sub Inc - 144A 8.500% 09/15/2025	125,000	115,625
Alpine Finance Merger Sub LLC - 144A 6.875% 08/01/2025	25,000	25,688
CBS Radio Inc - 144A 7.250% 11/01/2024	25,000	25,469
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.375% 05/01/2025	40,000	39,400
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.750% 02/15/2026	150,000	149,251
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.875% 04/01/2024	405,000	412,087
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.500% 05/01/2026	80,000	78,300
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 05/01/2027	30,000	28,482
CCO Holdings LLC / CCO Holdings Capital Corp - 144A 5.000% 02/01/2028	100,000	93,750
(5)Claire's Stores Inc - 144A 9.000% 03/15/2019	100,000	57,750
Constellation Merger Sub Inc - 144A 8.500% 09/15/2025	55,000	53,213
Cooper- 144A Standard Automotive Inc - 5.625% 11/15/2026	60,000	59,850
Dana Financing Luxembourg Sarl - 144A 6.500% 06/01/2026	10,000	10,400
Delphi Jersey Holdings PLC - 144A 5.000% 10/01/2025	75,000	71,906
TEGNA Inc - 144A 4.875% 09/15/2021	15,000	15,113
TEGNA Inc - 144A 5.500% 09/15/2024	50,000	51,000
Gates Global LLC / Gates Global Co - 144A 6.000% 07/15/2022	43,000	43,699
HD Supply Inc - 144A 5.750% 04/15/2024	55,000	57,940
Hanesbrands Inc - 144A 4.625% 05/15/2024	30,000	29,362
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc 6.125% 12/01/2024	15,000	15,937
International Game Technology PLC - 144A 6.500% 02/15/2025	200,000	214,250
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp - 144A 6.750% 11/15/2021	105,000	108,413
Live Nation Entertainment Inc - 144A 4.875% 11/01/2024	10,000	9,750
LTF Merger Sub Inc - 144A 8.500% 06/15/2023	80,000	83,700
Neiman Marcus Group LTD LLC - 144A 8.000% 10/15/2021	40,000	25,300
Mattel Inc - 144A 6.750% 12/31/2025	100,000	97,750
Meredith Corp - 144A 6.875% 02/01/2026	45,000	46,181
Midcontinent Communications / Midcontinent Finance Corp - 144A 6.875% 08/15/2023	70,000	73,588
Netflix Inc 4.875% 04/15/2028	55,000	52,888
Nexstar Broadcasting Inc - 144A 6.125% 02/15/2022	15,000	15,408
Nielsen Finance LLC / Nielsen Finance Co - 144A 5.000% 04/15/2022	135,000	134,895
SFR Group SA - 144A 7.375% 05/01/2026	200,000	190,500
TI Group Automotive Systems LLC - 144A 8.750% 07/15/2023	102,000	107,100
PetSmart Inc - 144A 5.875% 06/01/2025	70,000	50,575
PetSmart Inc - 144A 8.875% 06/01/2025	50,000	28,500
Sabre GLBL Inc - 144A 5.375% 04/15/2023	65,000	65,569
Sabre GLBL Inc - 144A 5.250% 11/15/2023	40,000	40,412
Sirius XM Radio Inc - 144A 6.000% 07/15/2024	140,000	143,937
Sirius XM Radio Inc - 144A 5.375% 04/15/2025	150,000	148,875
Sirius XM Radio Inc - 144A 5.375% 07/15/2026	40,000	39,500
Sirius XM Radio Inc - 144A 5.000% 08/01/2027	10,000	9,400
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024	20,000	19,475
Videotron Ltd - 144A 5.375% 06/15/2024	35,000	36,138
Videotron Ltd / Videotron Ltee - 144A 5.125% 04/15/2027	30,000	29,400
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025	120,000	120,600
Aramark Services Inc 5.000% 02/01/2028	35,000	34,256
Boyne USA Inc - 144A 7.250% 05/01/2025	15,000	15,394
		8,038,653
Consumer Staples (2.7%)
Albertsons Cos LLC / Safeway Inc / New Albertson's Inc / Albertson's LLC 6.625% 06/15/2024	40,000	35,850
Central Garden & Pet Co 6.125% 11/15/2023	50,000	52,187
Central Garden & Pet Co 5.125% 02/01/2028	35,000	33,250
HRG Group Inc 7.750% 01/15/2022	50,000	52,031
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.750% 10/15/2020	140,521	142,277
Spectrum Brands Inc 6.625% 11/15/2022	25,000	25,812
Spectrum Brands Inc 5.750% 07/15/2025	30,000	30,600
Coty Inc - 144A 6.500% 04/15/2026	75,000	75,375
High Ridge Brands Co - 144A 8.875% 03/15/2025	45,000	39,825
POST 5 1/2 03/01/25 - 144A 5.500% 03/01/2025	55,000	54,175
Post Holdings Inc - 144A 5.750% 03/01/2027	10,000	9,950
Post Holdings Inc - 144A 5.625% 01/15/2028	30,000	28,650
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu - 144A 7.000% 07/15/2024	25,000	26,172
Rite Aid Corp - 144A 6.125% 04/01/2023	90,000	90,675
TreeHouse Foods Inc - 144A 6.000% 02/15/2024	75,000	75,469
Kronos Acquisition Holdings Inc - 144A 9.000% 08/15/2023	35,000	33,250
Prestige Brands Inc - 144A 6.375% 03/01/2024	25,000	25,625
		831,173
Energy (10.8%)
Antero Resources Corp 5.125% 12/01/2022	95,000	95,712
Antero Resources Corp 5.625% 06/01/2023	15,000	15,300
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 09/15/2024	30,000	30,225
Boardwalk Pipelines LP 5.950% 06/01/2026	40,000	42,867
Carrizo Oil & Gas Inc 7.500% 09/15/2020	10,000	10,150
Carrizo Oil & Gas Inc 6.250% 04/15/2023	35,000	35,000
Carrizo Oil & Gas Inc 8.250% 07/15/2025	20,000	20,950
Continental Resources Inc/OK 5.000% 09/15/2022	10,000	10,137
Continental Resources Inc/OK 4.500% 04/15/2023	90,000	91,012
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp 6.250% 04/01/2023	35,000	35,262
Diamondback Energy Inc 5.375% 05/31/2025	10,000	10,155
EnLink Midstream Partners LP 4.400% 04/01/2024	50,000	49,926
GCI Inc 6.875% 04/15/2025	40,000	41,900
Gulfport Energy Corp 6.625% 05/01/2023	10,000	10,100
Gulfport Energy Corp 6.000% 10/15/2024	15,000	14,231
Laredo Petroleum Inc 5.625% 01/15/2022	45,000	44,662
MPLX LP 5.500% 02/15/2023	75,000	76,875
MPLX LP 4.875% 12/01/2024	30,000	31,457
MPLX LP 4.875% 06/01/2025	25,000	26,104
Newfield Exploration Co 5.750% 01/30/2022	35,000	36,575
Newfield Exploration Co 5.375% 01/01/2026	25,000	25,812
Oasis Petroleum Inc 6.500% 11/01/2021	20,000	20,300
Oasis Petroleum Inc 6.875% 01/15/2023	80,000	81,000
Oasis Petroleum Inc 6.875% 03/15/2022	40,000	40,570
Precision Drilling Corp 6.500% 12/15/2021	7,000	7,052
Precision Drilling Corp 7.750% 12/15/2023	45,000	46,744
RSP Permian Inc 6.625% 10/01/2022	50,000	52,249
Range Resources Corp 4.875% 05/15/2025	50,000	46,375
Range Resources Corp 5.000% 08/15/2022	10,000	9,675
Range Resources Corp 5.000% 03/15/2023	15,000	14,382
SM Energy Co 6.500% 01/01/2023	15,000	14,887
SM Energy Co 6.125% 11/15/2022	70,000	70,000
SM Energy Co 5.625% 06/01/2025	30,000	28,425
Sanchez Energy Corp 6.125% 01/15/2023	25,000	18,234
Southwestern Energy Co 4.100% 03/15/2022	30,000	28,725
Southwestern Energy Co 6.700% 01/23/2025	100,000	97,050
Southwestern Energy Co 7.500% 04/01/2026	25,000	25,250
Southwestern Energy Co 7.750% 10/01/2027	25,000	25,437
Summit Midstream Holdings LLC / Summit Midstream Finance Corp 5.750% 04/15/2025	30,000	28,575
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.250% 11/15/2023	10,000	9,600
Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.750% 03/15/2024	120,000	126,898
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.125% 02/01/2025	15,000	14,925
Tesoro Logistics LP / Tesoro Logistics Finance Corp 6.250% 10/15/2022	11,000	11,537
Tesoro Logistics LP / Tesoro Logistics Finance Corp 6.375% 05/01/2024	25,000	26,562
Tesoro Logistics LP / Tesoro Logistics Finance Corp 5.250% 01/15/2025	25,000	25,416
Weatherford International Ltd 9.875% 02/15/2024	10,000	9,125
Whiting Petroleum Corp 5.750% 03/15/2021	15,000	15,150
Whiting Petroleum Corp 6.250% 04/01/2023	85,000	86,062
WildHorse Resource Development Corp 6.875% 02/01/2025	60,000	60,150
WPX Energy Inc 6.000% 01/15/2022	40,000	41,100
WPX Energy Inc 8.250% 08/01/2023	75,000	84,000
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp 7.875% 12/15/2024	25,000	26,031
Blue Racer Midstream LLC / Blue Racer Finance Corp - 144A 6.125% 11/15/2022	100,000	101,750
Cheniere Corpus Christi Holdings LLC 5.125% 06/30/2027	35,000	34,737
Chesapeake Energy Corp - 144A 8.000% 12/15/2022	62,000	65,642
Chesapeake Energy Corp - 144A 8.000% 01/15/2025	105,000	101,588
Chesapeake Energy Corp - 144A 8.000% 06/15/2027	80,000	76,400
Chesapeake Energy Corp 5.500% 09/15/2026	20,000	17,222
Communications Sales & Leasing Inc / CSL Capital LLC - 144A 7.125% 12/15/2024	75,000	67,875
Covey Park Energy LLC / Covey Park Finance Corp - 144A 7.500% 05/15/2025	40,000	39,600
Denbury Resources Inc 9.250% 03/31/2022	58,000	59,088
Diamondback Energy Inc - 144A 5.375% 05/31/2025	20,000	20,260
EP Energy LLC / Everest Acquisition Finance Inc - 144A 8.000% 11/29/2024	35,000	35,175
EP Energy LLC / Everest Acquisition Finance Inc - 144A 8.000% 02/15/2025	45,000	30,038
Halcon Resources Corp 6.750% 02/15/2025	60,000	58,950
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp - 144A 5.625% 02/15/2026	25,000	24,563
MEG Energy Corp - 144A 6.375% 01/30/2023	90,000	75,150
MEG Energy Corp - 144A 7.000% 03/31/2024	110,000	90,750
MEG Energy Corp - 144A 6.500% 01/15/2025	75,000	72,750
NGPL PipeCo LLC - 144A 4.375% 08/15/2022	45,000	44,719
NGPL PipeCo LLC - 144A 4.875% 08/15/2027	10,000	9,850
Nabors Industries Inc - 144A 5.750% 02/01/2025	30,000	28,313
Parsley Energy LLC / Parsley Finance Corp - 144A 5.375% 01/15/2025	20,000	19,950
Parsley Energy LLC / Parsley Finance Corp - 144A 5.250% 08/15/2025	30,000	29,738
Parsley Energy LLC / Parsley Finance Corp 5.625% 10/15/2027	25,000	25,000
Precision Drilling Corp - 144A 7.125% 01/15/2026	35,000	34,650
RSP Permian Inc 5.250% 01/15/2025	15,000	15,506
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028	70,000	70,613
Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.000% 01/15/2028	35,000	33,381
Transocean Inc 7.500% 01/15/2026	40,000	39,400
Whiting Petroleum Corp - 144A 6.625% 01/15/2026	15,000	15,113
Sunoco LP / Sunoco Finance Corp - 144A 4.875% 01/15/2023	15,000	14,456
Sunoco LP / Sunoco Finance Corp - 144A 5.500% 02/15/2026	20,000	19,300
		3,317,425
Financials (5.4%)
Ally Financial Inc 4.125% 02/13/2022	70,000	69,650
Ally Financial Inc 4.625% 03/30/2025	90,000	88,875
Ally Financial Inc 4.625% 05/19/2022	165,000	167,475
Ally Financial Inc 5.750% 11/20/2025	40,000	41,212
Ally Financial Inc 4.250% 04/15/2021	40,000	40,100
*(3)Bank of America Corp - 5.397% Perpetual Maturity	210,000	210,000
CIT Group Inc 3.875% 02/19/2019	60,000	60,360
Citigroup Inc - 5.800% Perpetual Maturity	35,000	36,214
Citigroup Inc - 5.875% Perpetual Maturity	30,000	30,975
Citigroup Inc - 5.950% Perpetual Maturity	10,000	10,280
International Lease Finance Corp 6.250% 05/15/2019	55,000	56,888
*International Lease Finance Corp 5.875% 04/01/2019	210,000	215,731
International Lease Finance Corp 4.625% 04/15/2021	10,000	10,321
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	40,000	37,800
PetSmart Inc - 144A 7.125% 03/15/2023	125,000	70,937
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 5.450% 06/15/2023	60,000	63,601
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 6.020% 06/15/2026	75,000	80,769
Diamond 1 Finance Corp / Diamond 2 Finance Corp - 144A 5.875% 06/15/2021	20,000	20,550
Infinity Acquisition LLC / Infinity Acquisition Finance Corp - 144A 7.250% 08/01/2022	60,000	59,550
inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical Inc - 144A 7.500% 10/01/2024	49,000	52,062
Nielsen Co Luxembourg SARL/The - 144A 5.500% 10/01/2021	20,000	20,275
UPCB Finance IV Ltd - 144A 5.375% 01/15/2025	200,000	193,000
WMG Acquisition Corp - 144A 5.625% 04/15/2022	13,000	13,292
WMG Acquisition Corp - 144A 4.875% 11/01/2024	10,000	9,925
		1,659,842
Health Care (11.0%)
Care Capital Properties LP 5.125% 08/15/2026	40,000	38,561
DaVita Inc 5.000% 05/01/2025	70,000	67,658
HCA Inc 5.250% 04/15/2025	15,000	15,333
*HCA Inc 5.375% 02/01/2025	505,000	506,262
HCA Inc 5.875% 02/15/2026	175,000	178,062
HCA Inc 5.250% 06/15/2026	60,000	60,780
*HCA Inc 7.500% 02/15/2022	270,000	296,662
HealthSouth Corp 5.750% 11/01/2024	65,000	66,137
HealthSouth Corp 5.750% 09/15/2025	30,000	30,600
Kindred Healthcare Inc 8.750% 01/15/2023	105,000	111,037
Tenet Healthcare Corp 4.500% 04/01/2021	130,000	128,862
Tenet Healthcare Corp 8.125% 04/01/2022	275,000	286,687
Tenet Healthcare Corp 6.750% 06/15/2023	85,000	83,194
Avantor Inc - 144A 6.000% 10/01/2024	50,000	49,750
DJO Finco Inc / DJO Finance LLC / DJO Finance Corp - 144A 8.125% 06/15/2021	155,000	155,387
Hill- 144A Rom Holdings Inc - 5.750% 09/01/2023	80,000	82,800
Hill- 144A Rom Holdings Inc - 5.000% 02/15/2025	10,000	9,912
Hologic Inc 4.375% 10/15/2025	35,000	33,775
Kinetic Concepts Inc / KCI USA Inc - 144A 7.875% 02/15/2021	85,000	87,444
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.750% 08/01/2022	25,000	21,375
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.500% 04/15/2025	45,000	34,931
Mallinckrodt International Finance SA / Mallinckrodt CB LLC - 144A 5.625% 10/15/2023	30,000	24,000
Tenet Healthcare Corp - 144A 7.500% 01/01/2022	25,000	26,344
Valeant Pharmaceuticals International Inc - 144A 5.875% 05/15/2023	210,000	185,323
Valeant Pharmaceuticals International Inc - 144A 6.125% 04/15/2025	250,000	215,750
Valeant Pharmaceuticals International Inc - 144A 6.500% 03/15/2022	20,000	20,650
Valeant Pharmaceuticals International Inc - 144A 7.000% 03/15/2024	55,000	57,338
Valeant Pharmaceuticals International Inc 5.500% 11/01/2025	35,000	34,073
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025	70,000	69,563
Valeant Pharmaceuticals International - 144A 6.750% 08/15/2021	80,000	80,200
Valeant Pharmaceuticals International - 144A 7.250% 07/15/2022	125,000	125,000
Valeant Pharmaceuticals International Inc - 144A 7.500% 07/15/2021	175,000	175,656
^RTSX 10.000% 04/30/2023	37,000	32,560
		3,391,666
Industrials (10.5%)
ADT Corp/The 3.500% 07/15/2022	80,000	74,300
ADT Corp/The 4.125% 06/15/2023	15,000	14,100
AECOM 5.875% 10/15/2024	30,000	31,387
Aircastle Ltd 5.000% 04/01/2023	75,000	77,344
Arconic Inc 5.900% 02/01/2027	50,000	52,312
Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.500% 04/01/2023	80,000	79,800
CNH Industrial Capital LLC 4.375% 11/06/2020	35,000	35,744
CNH Industrial Capital LLC 4.875% 04/01/2021	70,000	72,012
CNH Industrial Capital LLC 4.375% 04/05/2022	40,000	40,500
Clean Harbors Inc 5.125% 06/01/2021	25,000	25,312
(5)FGI Operating Co LLC / FGI Finance Inc 7.875% 05/01/2020	125,000	32,500
General Cable Corp 5.750% 10/01/2022	95,000	97,494
Great Lakes Dredge & Dock Corp 8.000% 05/15/2022	35,000	35,875
Hertz Corp/The 7.375% 01/15/2021	10,000	9,912
Hertz Corp/The 6.250% 10/15/2022	125,000	116,875
Iron Mountain Inc 6.000% 08/15/2023	75,000	77,521
Manitowoc Foodservice Inc 9.500% 02/15/2024	50,000	55,750
Oshkosh Corp 5.375% 03/01/2022	45,000	46,069
Oshkosh Corp 5.375% 03/01/2025	20,000	20,600
TransDigm Inc 6.500% 05/15/2025	50,000	50,500
Triumph Group Inc 4.875% 04/01/2021	80,000	78,200
Triumph Group Inc 7.750% 08/15/2025	40,000	41,000
United Rentals North America Inc 5.750% 11/15/2024	45,000	46,847
United Rentals North America Inc 5.875% 09/15/2026	35,000	36,400
United Rentals North America Inc 5.500% 05/15/2027	40,000	40,300
United Rentals North America Inc 4.875% 01/15/2028	70,000	67,550
ACCO BRANDS CORP 5.250% 12/15/2024	65,000	65,325
Air Medical Group Holdings Inc - 144A 6.375% 05/15/2023	85,000	80,537
Allison Transmission Inc - 144A 5.000% 10/01/2024	30,000	29,738
American Woodmark Corp - 144A 4.875% 03/15/2026	40,000	39,050
Avis Budget Car Rental LLC / Avis Budget Finance Inc - 144A 6.375% 04/01/2024	135,000	136,350
Bombardier Inc - 144A 7.500% 03/15/2025	90,000	92,363
CD&R Waterworks Merger Sub LLC - 144A 6.125% 08/15/2025	25,000	24,438
Energizer Holdings Inc - 144A 5.500% 06/15/2025	75,000	75,563
Hillman Group Inc/The - 144A 6.375% 07/15/2022	95,000	92,150
Hertz Corp/The - 144A 5.500% 10/15/2024	140,000	118,300
Hertz Corp/The - 144A 7.625% 06/01/2022	90,000	91,350
Herc Rentals Inc - 144A 7.500% 06/01/2022	37,000	39,498
Herc Rentals Inc - 144A 7.750% 06/01/2024	81,000	87,683
Jeld- 144A Wen Inc - 4.625% 12/15/2025	25,000	23,813
Jeld- 144A Wen Inc - 4.875% 12/15/2027	15,000	14,175
KLX Inc - 144A 5.875% 12/01/2022	85,000	87,576
Kratos Defense & Security Solutions Inc - 144A 6.500% 11/30/2025	30,000	31,050
NXP BV / NXP Funding LLC - 144A 4.625% 06/01/2023	200,000	203,560
RBS Global Inc / Rexnord LLC 4.875% 12/15/2025	20,000	19,400
SPX FLOW Inc - 144A 5.625% 08/15/2024	20,000	20,350
SPX FLOW Inc - 144A 5.875% 08/15/2026	35,000	35,963
Sensata Technologies BV - 144A 4.875% 10/15/2023	180,000	180,279
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028	70,000	65,867
Terex Corp - 144A 5.625% 02/01/2025	50,000	50,063
TriMas Corp - 144A 4.875% 10/15/2025	40,000	38,700
Wabash National Corp - 144A 5.500% 10/01/2025	40,000	39,000
XPO Logistics Inc - 144A 6.500% 06/15/2022	90,000	92,813
XPO Logistics Inc - 144A 6.125% 09/01/2023	20,000	20,650
		3,251,808
Information Technology (8.6%)
Amkor Technology Inc 6.625% 06/01/2021	34,000	34,187
*Amkor Technology Inc 6.375% 10/01/2022	115,000	118,163
Anixter Inc 5.500% 03/01/2023	80,000	82,800
CDW LLC / CDW Finance Corp 5.000% 09/01/2025	56,000	55,720
Equinix Inc 5.375% 01/01/2022	20,000	20,600
Equinix Inc 5.750% 01/01/2025	10,000	10,400
Infor US Inc 6.500% 05/15/2022	215,000	218,763
Magnachip Semiconductor Corp 6.625% 07/15/2021	95,000	91,438
Sabine Pass Liquefaction LLC 6.250% 03/15/2022	100,000	108,510
*Sabine Pass Liquefaction LLC 5.750% 05/15/2024	100,000	107,638
Sabine Pass Liquefaction LLC 5.875% 06/30/2026	15,000	16,395
Sinclair Television Group Inc 6.125% 10/01/2022	105,000	107,625
(1)Infor Software Parent LLC / Infor Software Parent Inc - 144A 7.125% (7.875%) 05/01/2021	105,000	106,091
ACI Worldwide Inc - 144A 6.375% 08/15/2020	55,000	55,569
CDK Global Inc - 144A 4.875% 06/01/2027	15,000	14,438
Cogent Communications Finance Inc - 144A 5.625% 04/15/2021	90,000	90,450
Cogent Communications Group Inc - 144A 5.375% 03/01/2022	70,000	71,575
CommScope Inc - 144A 5.500% 06/15/2024	15,000	15,319
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025	155,000	161,278
Entegris Inc 4.625% 02/10/2026	55,000	53,631
First Data Corp - 144A 5.375% 08/15/2023	188,000	191,290
First Data Corp - 144A 5.750% 01/15/2024	370,000	372,313
Gartner Inc - 144A 5.125% 04/01/2025	30,000	30,000
Inception Merger Sub Inc / Rackspace Hosting Inc - 144A 8.625% 11/15/2024	85,000	83,938
Informatica LLC - 144A 7.125% 07/15/2023	95,000	94,763
Micron Technology Inc - 144A 5.250% 01/15/2024	115,000	118,881
Microsemi Corp - 144A 9.125% 04/15/2023	105,000	116,944
Plantronics Inc - 144A 5.500% 05/31/2023	40,000	39,652
Riverbed Technology Inc - 144A 8.875% 03/01/2023	40,000	38,000
Sinclair Television Group Inc - 144A 5.625% 08/01/2024	20,000	19,850
Sinclair Television Group Inc - 144A 5.125% 02/15/2027	20,000	18,550
		2,664,771
Materials (5.7%)
Ashland LLC 4.750% 08/15/2022	155,000	157,325
Chemours Co/The 6.625% 05/15/2023	60,000	63,000
Freeport McMoRan Inc 3.875% 03/15/2023	95,000	91,808
Hexion Inc 6.625% 04/15/2020	145,000	135,213
Huntsman International LLC 5.125% 11/15/2022	120,000	123,900
Scotts Miracle Gro Co/The 6.000% 10/15/2023	75,000	78,750
Scotts Miracle Gro Co/The 5.250% 12/15/2026	10,000	9,913
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A 7.250% 05/15/2024	200,000	212,750
Boise Cascade Co - 144A 5.625% 09/01/2024	5,000	5,113
BWAY Holding Co - 144A 5.500% 04/15/2024	30,000	30,188
Cheniere Corpus Christi Holdings LLC 5.875% 03/31/2025	40,000	41,850
FMG Resources August 2006 Pty Ltd - 144A 9.750% 03/01/2022	130,000	143,244
GCP Applied Technologies Inc - 144A 9.500% 02/01/2023	65,000	71,559
GCP Applied Technologies Inc - 144A 5.500% 04/15/2026	45,000	44,888
WR Grace & Co- 144A Conn - 5.625% 10/01/2024	10,000	10,300
INEOS Group Holdings SA - 144A 5.625% 08/01/2024	200,000	202,250
^(4)(2)Noranda Aluminum Acquisition Corp 11.000% 06/01/2019	40,000	0
NOVA Chemicals Corp - 144A 4.875% 06/01/2024	30,000	28,725
NOVA Chemicals Corp - 144A 5.250% 06/01/2027	25,000	23,750
Novelis Corp - 144A 6.250% 08/15/2024	25,000	25,625
Novelis Corp - 144A 5.875% 09/30/2026	30,000	29,400
Rain CII Carbon LLC / CII Carbon Corp - 144A 7.250% 04/01/2025	65,000	68,738
+(4)(2)Reichhold Industries Inc - 144A 9.000% (11.000%) 05/08/2040	97,425	0
Trinseo Materials Operating SCA / Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025	45,000	44,213
Venator Finance S.a r.l. / Venator Materials Corp - 144A 5.750% 07/15/2025	35,000	34,913
(6)LSB Industries Inc	93,000	92,186
		1,769,601
Real Estate (1.6%)
Communications Sales & Leasing Inc / CSL Capital LLC 8.250% 10/15/2023	70,000	66,150
Corrections Corp of America 4.625% 05/01/2023	113,000	112,153
Corrections Corp of America 5.000% 10/15/2022	25,000	25,313
Equinix Inc 5.875% 01/15/2026	65,000	67,763
GEO Group Inc/The 5.125% 04/01/2023	20,000	19,750
GEO Group Inc/The 5.875% 01/15/2022	75,000	77,063
GEO Group Inc/The 5.875% 10/15/2024	40,000	39,600
GEO Group Inc/The 6.000% 04/15/2026	25,000	24,438
Communications Sales & Leasing Inc / CSL Capital LLC - 144A 6.000% 04/15/2023	30,000	28,875
ESH Hospitality Inc - 144A 5.250% 05/01/2025	25,000	24,320
		485,425
Telecommunication Services (10.1%)
CenturyLink Inc 5.800% 03/15/2022	45,000	43,931
#CenturyLink Inc 6.750% 12/01/2023	100,000	97,250
CenturyLink Inc 5.625% 04/01/2025	25,000	22,562
Frontier Communications Corp 6.875% 01/15/2025	65,000	38,431
Frontier Communications Corp 11.000% 09/15/2025	150,000	112,406
GCI Inc 6.750% 06/01/2021	70,000	70,875
*Intelsat Jackson Holdings SA 7.250% 10/15/2020	340,000	314,500
Intelsat Jackson Holdings SA 7.500% 04/01/2021	35,000	31,697
Intelsat Jackson Holdings SA 5.500% 08/01/2023	115,000	92,575
Level 3 Financing Inc 5.375% 05/01/2025	55,000	53,350
Level 3 Financing Inc 5.375% 01/15/2024	35,000	34,103
Level 3 Communications Inc 5.750% 12/01/2022	55,000	54,862
Qwest Capital Funding Inc 7.750% 02/15/2031	35,000	31,500
SBA Communications Corp 4.875% 09/01/2024	50,000	49,000
*Sprint Capital Corp 8.750% 03/15/2032	290,000	303,050
*Sprint Corp 7.875% 09/15/2023	425,000	433,500
Sprint Corp 7.625% 02/15/2025	290,000	284,925
Sprint Corp 7.625% 03/01/2026	15,000	14,635
T Mobile USA Inc 6.500% 01/15/2024	130,000	136,175
T Mobile USA Inc 6.375% 03/01/2025	50,000	52,250
T Mobile USA Inc 6.500% 01/15/2026	115,000	122,187
United States Cellular Corp 6.700% 12/15/2033	80,000	83,400
Windstream Services LLC 7.750% 10/15/2020	15,000	12,525
Windstream Services LLC 6.375% 08/01/2023	5,000	2,862
EP Energy LLC / Everest Acquisition Finance Inc - 144A 9.375% 05/01/2024	110,000	78,238
Frontier Communications Corp 8.500% 04/01/2026	45,000	43,538
Intelsat Jackson Holdings SA - 144A 8.000% 02/15/2024	20,000	21,025
Intelsat Jackson Holdings SA - 144A 9.750% 07/15/2025	90,000	84,038
CSC Holdings LLC - 144A 10.875% 10/15/2025	184,000	216,198
Windstream Services LLC / Windstream Finance Corp - 144A 8.750% 12/15/2024	292,000	173,010
		3,108,598
Utilities (1.3%)
AES Corp/VA 4.875% 05/15/2023	15,000	15,262
AES Corp/VA 6.000% 05/15/2026	10,000	10,525
AES Corp/VA 4.500% 03/15/2023	55,000	56,001
AmeriGas Partners LP / AmeriGas Finance Corp 5.875% 08/20/2026	70,000	68,425
AmeriGas Partners LP / AmeriGas Finance Corp 5.500% 05/20/2025	40,000	38,600
Dynegy Inc 7.375% 11/01/2022	45,000	47,419
Dynegy Inc 7.625% 11/01/2024	25,000	26,969
NRG Energy Inc 6.250% 07/15/2022	40,000	41,188
NRG Energy Inc 6.625% 01/15/2027	30,000	30,675
Calpine Corp - 144A 5.250% 06/01/2026	30,000	28,950
Dynegy Inc - 144A 8.000% 01/15/2025	25,000	27,187
		391,201

TOTAL CORPORATE BONDS (COST: $29,422,311)		$28,910,163

COMMON STOCKS (1.8%)

Energy (0.1%)	Shares
Halcon Resources Corp	6,520	$31,752

Consumer Discretionary (1.5%)
Caesars Entertainment Corp	8,031	$90,349
^VICI Properties, Inc	20,727	379,719
		470,068
Materials (0.2%)
^Uci International Holdings Inc	2,633	48,052

TOTAL COMMON STOCK (COST: $566,040)		$549,872

PRIVATE EQUITY (0.6%)

Health Care (0.2%)	Shares
^21st Century Oncology Holdings	135	$5,372
^RTSX	207	48,916
		54,288
Materials (0.4%)
+^(4)Reichhold Cayman	162	$140,130

TOTAL PRIVATE EQUITY (COST: $201,062)		$194,418

WARRANTS (0.0%)

Industrials (0.0%)	Shares
+Jack Cooper Enterprises Inc	175	$0
+Jack Cooper Enterprises Inc	99	0
		$0

TOTAL WARRANTS (COST: $0)		$0

TOTAL INVESTMENTS IN SECURITIES (COST: $30,189,412) (96.2%)		$29,654,453

OTHER ASSETS LESS LIABILITIES (3.8%)		1,180,967

NET ASSETS (100.0%)		$30,835,420

(1) Interest or dividend is paid-in-kind, when applicable. Rate paid in kind is shown in parenthesis.
(2) Variable rate security. The rates for these securities are as of March 31, 2018
(3) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(4) Non-income producing security.
(5) Issue is in default.
(6) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

+ The Level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs. Total market value of Level 3 securities amount to $194,418, representing 0.6% of net assets as of March 31, 2018.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A Securities amounts to $12,181,018, representing 39.5% of net assets as of March 31, 2018.

* Indicates bonds are segregated by the custodian to cover when - issued or delayed - delivery purchases.
^Deemed by management to be illiquid security. See note 2. Total market value of illiquid securities amount to $517,619 representing 1.7% of net assets as of March 31, 2018.
# When-issued purchase as of March 31, 2018.

WILLISTON BASIN /MID-NORTH AMERICA STOCK FUND
Schedule of Investments March 31, 2018 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (99.8%)

Energy (91.8%)
Anadarko Petroleum Corp	90,000	$5,436,900
Andeavor	192,000	19,307,520
Archrock Inc	550,000	4,812,500
C&J Energy Services Inc	130,000	3,356,600
*Callon Petroleum Co	610,000	8,076,400
Cheniere Energy Inc	50,000	2,672,500
*Continental Resources Inc/OK	132,000	7,781,400
Diamondback Energy Inc	130,000	16,447,600
Enbridge Inc	410,000	12,902,700
Exxon Mobil Corp	130,000	9,699,300
*Fairmount Santrol Holdings Inc	280,000	1,190,000
Forum Energy Technologies Inc	750,000	8,250,000
Halliburton Co	360,000	16,898,400
*Independence Contract Drilling Inc	520,000	1,965,600
*Keane Group Inc	520,000	7,696,000
Kinder Morgan Inc/DE	1,215,000	18,297,900
Marathon Oil Corp	230,000	3,709,900
National Oilwell Varco Inc	160,000	5,889,600
Noble Energy Inc	100,000	3,030,000
ONEOK Inc	280,000	15,937,600
*Parsley Energy Inc	600,000	17,394,000
Patterson UTI Energy Inc	420,000	7,354,200
Phillips 66	165,000	15,826,800
Pioneer Natural Resources Co	65,000	11,165,700
*ProPetro Holding Corp	1,100,000	17,479,000
RPC Inc	500,000	9,015,000
RSP Permian Inc	230,000	10,782,400
Schlumberger Ltd	120,000	7,773,600
*Select Energy Services Inc	170,000	2,145,400
SemGroup Corp	330,000	7,062,000
*Smart Sand Inc	90,000	523,800
*Solaris Oilfield Infrastructure Inc	230,000	3,808,800
TransCanada Corp	180,000	7,435,800
US Silica Holdings Inc	510,000	13,015,200
Valero Energy Corp	35,000	3,246,950
Williams Cos Inc/The	540,000	13,424,400
WPX Energy Inc	390,000	5,764,200
		326,575,670
Industrials (2.0%)
Canadian Pacific Railway Ltd	40,000	7,060,000

Materials (1.7%)
*Flotek Industries Inc	360,000	2,196,000
Westlake Chemical Corp	18,000	2,000,700
LyondellBasell Industries NV	18,000	1,902,240
		6,098,940
Utilities (4.3%)
CenterPoint Energy Inc	250,000	6,850,000
OGE Energy Corp	250,000	8,192,500
		15,042,500

TOTAL COMMON STOCKS (COST: $352,775,677)		$354,777,110

OTHER ASSETS LESS LIABILITIES (0.2%)		808,243

NET ASSETS (100.0%)		$355,585,353

*Non-income producing

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments March 31, 2018 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (97.9%)

Consumer Discretionary (19.0%)
Best Buy Co Inc	8,000	$559,920
Walt Disney Co	4,000	401,760
Home Depot Inc	3,500	623,840
Lowe's Cos Inc	7,200	631,800
Starbucks Corp	23,000	1,331,470
Target Corp	6,000	416,580
Campbell Soup Co	21,000	909,510
Kimberly Clark	6,500	715,845
Pepsico Inc	8,500	927,775
		6,518,500
Financials (32.5%)
Bank Of America	20,000	599,800
Blackrock Inc	2,800	1,516,816
Jpmorgan Chase	15,000	1,649,550
Pnc Financial Se	3,000	453,720
S&P Global Inc	3,000	573,180
Us Bancorp	19,000	959,500
Becton Dickinson	3,500	758,450
*Celgene Corp	8,000	713,680
Johnson & Johnson	5,000	640,750
Pfizer Inc	33,000	1,171,170
Thermo Fisher	8,000	1,651,680
Unitedhealth Grp	2,000	428,000
		11,116,296
Industrials (12.3%)
Caterpillar Inc	4,500	663,210
Covanta Holding	47,000	681,500
Deere & Co	3,800	590,216
Fedex Corp	1,500	360,165
3M Co	3,700	812,224
Waste Management	7,000	588,840
Ingersoll Rand	6,000	513,060
		4,209,215
Information Technology (22.9%)
*Adv Micro Device	58,000	582,900
*Alphabet Inc A	1,300	1,348,282
Apple Inc	2,000	335,560
Hp Inc	28,000	613,760
Intel Corp	24,000	1,249,920
Ibm	4,000	613,720
Nvidia Corp	2,500	578,975
Qualcomm Inc	15,000	831,150
Visa Inc Class A	14,000	1,674,680
		7,828,947
Materials (3.0%)
Air Prods & Chem	3,500	556,605
Praxair Inc	3,200	461,760
		1,018,365
Telecommunication Services (3.8%)
AT&T Inc	23,000	819,950
Verizon Communic	10,000	478,200
		1,298,150
Utilities (4.4%)
Allete Inc	9,500	686,375
Exelon Corp	21,000	819,210
		1,505,585

TOTAL COMMON STOCKS (COST: $25,854,297)		$33,495,058

OTHER ASSETS LESS LIABILITIES (2.1%)		708,069

NET ASSETS (100.0%)		$34,203,127

*Non-income producing

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments March 31, 2018 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (99.2%)

Consumer Discretionary (5.8%)
Genuine Parts Co	25,000	$2,246,000
McDonald's Corp	29,000	4,535,020
Target Corp	15,000	1,041,450
		7,822,470
Consumer Staples (22.8%)
Altria Group Inc	99,000	6,169,680
Coca Cola Co/The	142,000	6,167,060
Kimberly Clark Corp	64,000	7,048,320
PepsiCo Inc	25,000	2,728,750
Philip Morris International Inc	25,000	2,485,000
Procter & Gamble Co/The	78,000	6,183,840
		30,782,650
Energy (13.7%)
BP PLC ADR	40,000	1,621,600
Royal Dutch Shell PLC ADR	24,000	1,572,720
Chevron Corp	24,000	2,736,960
Enbridge Inc	103,000	3,241,410
Exxon Mobil Corp	68,000	5,073,480
Occidental Petroleum Corp	47,000	3,053,120
Sempra Energy	11,000	1,223,420
		18,522,710
Financials (8.8%)
CME Group Inc	16,000	2,587,840
Cincinnati Financial Corp	14,000	1,039,640
Mercury General Corp	48,000	2,201,760
Old Republic International Corp	100,000	2,145,000
People's United Financial Inc	150,000	2,799,000
Prudential Financial Inc	11,000	1,139,050
		11,912,290
Health Care (8.9%)
Johnson & Johnson	39,500	5,061,925
Merck & Co Inc	56,000	3,050,320
Pfizer Inc	111,000	3,939,390
		12,051,635
Industrials (7.5%)
Emerson Electric Co	38,000	2,595,400
Lockheed Martin Corp	16,500	5,575,845
3M Co	9,000	1,975,680
		10,146,925
Information Technology (4.1%)
Cisco Systems Inc	40,000	1,715,600
International Business Machines Corp	24,500	3,759,035
		5,474,635
Materials (0.9%)
Air Products & Chemicals Inc	8,000	1,272,240

Telecommunication Services (12.5%)
Vodafone Group PLC	52,000	1,446,640
AT&T Inc	212,000	7,557,800
BCE Inc	43,000	1,850,720
Verizon Communications Inc	127,000	6,073,140
		16,928,300
Utilities (14.2%)
Consolidated Edison Inc	25,000	1,948,500
Dominion Resources Inc/VA	66,000	4,450,380
Duke Energy Corp	54,000	4,183,380
Entergy Corp	14,000	1,102,920
NextEra Energy Inc	8,000	1,306,640
Southern Co/The	90,000	4,019,400
WEC Energy Group Inc	34,000	2,131,800
		19,143,020

TOTAL COMMON STOCKS (COST: $131,434,904)		$134,056,875

OTHER ASSETS LESS LIABILITIES (0.8%)		1,036,723

NET ASSETS (100.0%)		$135,093,598

ADR - American Depository Receipt

INTEGRITY ENERGIZED DIVIDEND FUND
Schedule of Investments March 31, 2018 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (97.6%)

Energy (77.9%)
BP PLC ADR	10,000	$405,400
Royal Dutch Shell PLC ADR	8,000	524,240
Equinor ADR	1,300	30,745
TOTAL SA ADR	4,000	230,760
AltaGas Ltd	11,700	216,500
Archrock Inc	34,000	297,500
Chevron Corp	1,650	188,166
Enbridge Inc	6,000	188,820
Exxon Mobil Corp	1,500	111,915
Gibson Energy Inc	16,000	206,280
Helmerich & Payne Inc	2,500	166,400
Kinder Morgan Inc/DE	10,000	150,600
Occidental Petroleum Corp	5,600	363,776
Pembina Pipeline Corp	7,000	218,610
Schlumberger Ltd	1,700	110,126
SemGroup Corp	23,000	492,200
TransCanada Corp	4,200	173,502
Valero Energy Corp	1,000	92,770
Williams Cos Inc/The	7,300	181,478
		4,349,788
Industrials (2.8%)
Covanta Holding Corp	11,000	159,500

Materials (5.3%)
CF Industries Holdings Inc	2,000	75,460
Compass Minerals International Inc	2,400	144,720
LyondellBasell Industries NV	700	73,976
		294,156
Utilities (8.1%)
Entergy Corp	1,800	141,804
OGE Energy Corp	3,000	98,310
Southern Co/The	4,800	214,368
		454,482
Financials (3.5%)
CME Group Inc	1,200	194,088

TOTAL COMMON STOCKS (COST: $5,714,890)		$5,452,014

OTHER ASSETS LESS LIABILITIES (2.4%)		133,267

NET ASSETS (100.0%)		$5,585,281

ADR - American Depository Receipt

NOTE: INVESTMENT IN SECURITIES (unaudited)
March 31, 2018 the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund	Integrity Dividend Harvest Fund	Integrity Energized Dividend Fund
Investments at cost	$30,189,412	$352,775,677	$25,854,297	$131,434,904	$5,714,890
Unrealized appreciation	$709,160	$35,105,789	$8,285,480	$8,333,564	$169,062
Unrealized depreciation	($1,244,119)	($33,104,356)	($644,719)	($5,711,593)	($431,938)
Net unrealized appreciation (depreciation)*	($534,959)	$2,001,433	$7,640,761	$2,621,971	($262,876)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$501,820	$48,052	$0	$549,872
Private Equities	0	0	194,418	194,418
Corporate Bonds	0	28,910,163	0	28,910,163
Term Loans	0	0	0	0
Total	$501,820	$28,958,215	$194,418	$29,654,453

Williston Basin/Mid-North America Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$354,777,110	$0	$0	$354,777,110
Total	$354,777,110	$0	$0	$354,777,110

Integrity Growth & Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$33,495,058	$0	$0	$33,495,058
Total	$33,495,058	$0	$0	$33,495,058

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$134,056,875	$0	$0	$134,056,875
Total	$134,056,875	$0	$0	$134,056,875

Integrity Energized Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$5,452,014	$0	$0	$5,452,014
Total	$5,452,014	$0	$0	$5,452,014

Please refer to the Schedules of Investments for sector classification. There were no transfers into or out of Level 1 or Level 2 during the three months ended March 31, 2018. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at the three months ended March 31, 2018.

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The changes of the fair value of investments during the three months ended March 31, 2018, for which the Funds have used Level 3 inputs to determine the fair value are as follow:

	Balance as		Amortization/	Change in unrealized	Balance as
High Income Fund	of 12/31/17	Purchase	accretion	appreciation/depreciation	of 3/31/18
Private Equity	$140,130	$80,501	$0	($26,213)	$194,418

Asset Class	Fair Value at March 31, 2018	Valuation Technique	Unobservable Inputs	Multiple	Impact to Valuation From Input Increases
Private Equity	$54,288 $140,130 $194,418	Market Approach Market Approach	EBITDA Multiple EBITDA Multiple	8.8x 6.8x	Increase Increase

Unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in working capital may increase (decrease) the fair value measurement.

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 30, 2018

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 30, 2018